Profit appropriation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2021
Profit appropriation and restricted net assets
Schedule of Condensed Balance Sheets

	As of December, 31
	2020	2021	2021
	RMB	RMB	US$
			(Note 2(e))

ASSETS
Current assets
Cash and cash equivalents	15,077	76,122	11,945
Time deposits	153,614	41,437	6,502
Prepaid expenses and other current assets	8,684	7,839	1,230
Amounts due from inter-company entities	466,649	—	—
Total current assets	644,024	125,398	19,677
Non-current assets
Time deposits	2,000	70,868	11,121
Amounts due from inter-company entities	—	410,899	64,479
Other non-current assets	486	552	87
Total non-current assets	2,486	482,319	75,687
Total assets	646,510	607,717	95,364

LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities
Accrued expenses and other current liabilities	6,533	6,426	1,008
Amounts due to inter-company entities	14,029	—	—
Tax payables	548	860	135
Total current liabilities	21,110	7,286	1,143
Non-current liabilities
Amounts due to inter-company entities	—	10,686	1,677
Deficits of investments in subsidiaries and the VIEs	1,492,338	1,312,915	206,027
Total non-current liabilities	1,492,338	1,323,601	207,704
Total liabilities	1,513,448	1,330,887	208,847
Shareholders' deficit:
Ordinary shares	213	221	35
Treasury stock	(23,109)	(43,455)	(6,819)
Additional paid-in capital	1,199,014	1,251,748	196,427
Accumulated other comprehensive income/(loss)	8,884	(318)	(53)
Accumulated deficit	(2,051,940)	(1,931,366)	(303,073)
Total shareholders' deficit	(866,938)	(723,170)	(113,483)
Total liabilities and shareholders' deficit	646,510	607,717	95,364

Schedule of Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 2(e))
Operating expenses:
Product development expenses	—	—	—	—
General and administrative expenses	(11,714)	(16,559)	(12,003)	(1,884)
Share of income/(loss) of subsidiaries and the VIEs	(97,293)	155,100	126,831	19,903
Total operating expenses	(109,007)	138,541	114,828	18,019
Income/(loss) from operations	(109,007)	138,541	114,828	18,019
Interest income	5,614	6,149	4,522	710
Interest expenses and other expense, net	(517)	2,763	1,554	244
Income/(loss) before income tax expenses	(103,910)	147,453	120,904	18,973
Income tax expenses	(510)	(491)	(330)	(53)
Net income/(loss), all attributable to the Company’s ordinary shareholders	(104,420)	146,962	120,574	18,920
Comprehensive income/(loss):
Net income/(loss)	(104,420)	146,962	120,574	18,920
Other comprehensive income/(loss)
Foreign currency translation adjustments	5,356	(21,087)	(9,202)	(1,444)
Total comprehensive income/(loss)	(99,064)	125,875	111,372	17,476

Schedule of Condensed Statements of Cash Flows

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 2(e))
Cash flows from operating activities:
Net cash used in/(provided by) operating activities	(6,718)	(14,977)	393	62
Cash flows from investing activities:
Placement of time deposits	(167,164)	(49,734)	(156,346)	(24,534)
Withdrawal of time deposits	169,412	48,635	197,212	30,947
Net cash provided by transactions with intra-Group entities	—	—	35,884	5,631
Net cash provided by/(used in) investing activities	2,248	(1,099)	76,750	12,044
Cash flows from financing activities:
Share repurchase program	(6,011)	(23,116)	(20,346)	(3,193)
Proceeds from exercise of stock options	4,334	10,330	5,120	803
Proceeds from issuance of stocks, net of offering expenses	—	39,942	—	—
Net cash provided by/(used in) financing activities	(1,677)	27,156	(15,226)	(2,390)
Effect of exchange rate changes on cash and cash equivalents	114	(2,970)	(872)	(137)
Net increase/(decrease) in cash and cash equivalents	(6,033)	8,110	61,045	9,579
Cash and cash equivalents at the beginning of the year	13,000	6,967	15,077	2,366
Cash and cash equivalents at the end of the year	6,967	15,077	76,122	11,945